Asset Subject to Buyback and Construction in Progress (Details) - Schedule of construction in progress - Xuzhou Tian’an [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Asset Subject to Buyback and Construction in Progress (Details) - Schedule of construction in progress [Line Items]
Xuzhou Tian’an		$ 37,759,277
Less: assets impairment allowance		(13,935,075)
Total		$ 23,824,202